UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Pasadena Capital Corporation
Address: 600 North Rosemead Boulevard
         Pasadena, CA 91107-2133



13F File Number: 28-3118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Tina L. Mitchell
Title:   Vice President, Compliance
Phone:   (626)351-6451
Signature, Place, and Date of Signing:

__Tina L. Mitchell__   __Pasadena, CA__   __October 30, 2002_


Report Type (Check only one.):

[  ]   13F HOLDINGS REPORT.

[X ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-1208			    Roger Engemann & Associates, Inc.